UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
June 12, 2025 to February 28, 2026

Commission File Number of issuing entity:	333-284112-01
Central Index Key Number of issuing entity:	0002050048

KENTUCKY POWER COST RECOVERY LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	1-6858
Central Index Key Number of depositor:	0000055373

KENTUCKY POWER COMPANY
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0000055373

KENTUCKY POWER COMPANY
(Exact name of sponsor as specified in its charter)

RYAN F. AGUIAR, SENIOR COUNSEL AMERICAN ELECTRIC POWER SERVICE CORPORATION (614) 716-2931 (Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

33-2363654
(IRS Employer Identification No.)

1645 Winchester Avenue, Ashland, Kentucky	41101
(Address of principal executive offices of the issuing entity)	(Zip Code)

(606) 929-1488
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2025 Senior Secured Recovery Bonds, Tranche A			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒	No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is February 28, 2026.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus relating to the Series 2025 Senior Secured Recovery Bonds (the “Bonds”), dated June 5, 2025, of Kentucky Power Cost Recovery LLC (the "Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on June 9, 2025 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the March 2, 2026 distribution date.

Item 1A. Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B. Asset Representations Reviewer and Investor Communication.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5. Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6. Significant Obligors of Pool Assets.

Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Change in Sponsor Interest in the Securities.

None.

Item 8. Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9. Other Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 10. Exhibits.

Exhibits designated with an asterisk (*) are filed herewith.

Exhibit No.	Description
*99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated February 27, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Kentucky Power Cost Recovery LLC
(Issuing Entity)

Date: March 5, 2026	By:	Kentucky Power Company

	By:	/s/ Matthew D. Fransen
	Name:	Matthew D. Fransen
	Title:	Treasurer and Senior Officer in Charge of the Servicing Function